NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2022	December 31, 2021
Participating non-controlling interests – in operating subsidiaries	$11,845	$12,303
General partnership interest in a holding subsidiary held by Brookfield	57	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,771	2,894
BEPC exchangeable shares	2,454	2,562
Preferred equity	601	613
Perpetual subordinated notes	592	592
	$18,320	$19,023
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Global Transition Fund	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2021	$685	$2,253	$3,618	$1,410	$—	$974	$132	$2,442	$13	$776	$12,303
Net income (loss)	—	(34)	74	12	(12)	11	12	106	1	12	182
Other comprehensive income (loss)	(7)	6	27	6	(4)	(15)	—	(66)	—	(52)	(105)
Capital contributions	—	4	—	193	85	—	—	—	—	12	294
Disposal	—	—	(21)	—	—	—	—	—	—	—	(21)
Distributions	(21)	(42)	(283)	—	—	(18)	(5)	(424)	(1)	(14)	(808)
Other	1	1	(3)	2	9	4	(1)	(4)	(1)	(8)	—
As at June 30, 2022	$658	$2,188	$3,412	$1,623	$78	$956	$138	$2,054	$12	$726	$11,845
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	80%	50%	25%	53%	0.3%	0.3% - 50%
General partnership interest in a holding subsidiary held by Brookfield,Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and BEPC Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. As at June 30, 2022, to the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold. Incentive distributions of $23 million and $47 million were declared during the three and six months ended June 30, 2022, respectively (2021: $20 million and $40 million, respectively).
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield and the BEPC exchangeable shares are held 26% by Brookfield with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units and BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable on a one-for-one basis, the Redeemable/Exchangeable partnership units and BEPC exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the three and six months ended June 30, 2022, exchangeable shareholders of BEPC exchanged 4,743 and 8,084 BEPC exchangeable shares (2021: 6,033 and 9,642 shares during the same periods) for an equivalent number of LP units amounting to less than $1 million LP units (2021: less than $1 million). No Redeemable/Exchangeable partnership units have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP and the BEPC exchangeable shares issued by BEPC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at June 30, 2022, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and units of GP interest outstanding were 194,487,939 units (December 31, 2021: 194,487,939 units), 172,222,322 shares (December 31, 2021: 172,203,342 shares), and 3,977,260 units (December 31, 2021: 3,977,260 units), respectively.
In December 2021, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units and entered into a normal course issuer bid for its outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 13,750,520 LP units and 8,610,184 BEPC exchangeable shares, representing 5% of its issued and outstanding LP units and BEPC exchangeable shares. The bids will expire on December 15, 2022, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units or BEPC exchangeable shares repurchased during the three and six months ended June 30, 2022 and 2021 .
Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$3	$2
Incentive distribution	23	20	47	40
	25	21	50	42
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	63	58	126	117
BEPC exchangeable shares held by
Brookfield	15	14	30	26
External shareholders	40	38	80	78
Total BEPC exchangeable shares	55	52	110	104
	$143	$131	$286	$263
Preferred equity
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2022	2021	June 30, 2022	December 31, 2021
Series 1 (C$136)	6.85	3.1	April 2025	$2	$2	$132	$135
Series 2 (C$113)(1)	3.11	3.4	April 2025	2	2	61	62
Series 3 (C$249)	9.96	4.4	July 2024	4	4	192	197
Series 5 (C$103)	4.11	5.0	April 2018	2	2	80	81
Series 6 (C$175)	7.00	5.0	July 2018	3	3	136	138
	31.03			$13	$13	$601	$613
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
Distributions paid during the three and six months ended June 30, 2022, totaled $6 million and $13 million, respectively (2021: $6 million and $13 million, respectively).
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at June 30, 2022, none of the issued Class A, Series 5 and 6 Preference Shares have been redeemed by BRP Equity.
Perpetual subordinated notes
In April 2021 and December 2021, Brookfield BRP Holdings (Canada) Inc., a wholly-owned subsidiary of Brookfield Renewable, issued $350 million and $260 million, respectively, of perpetual subordinated notes at a fixed rate of 4.625% and 4.875%, respectively.
The interest expense on the perpetual subordinated notes during the three and six months ended June 30, 2022 of $7 million and $14 million, respectively (2021: $3 million and $3 million, respectively) are presented as distributions in the consolidated statements of changes in equity. The carrying value of the perpetual subordinated notes, net of transaction cost, is $592 million (2021: $592 million) as at June 30, 2022.
Distributions paid during the three and six months ended June 30, 2022, totaled $9 million and $13 million, respectively (2021: nil and nil, respectively).